Treasury instruments (unpledged and pledged) and Treasury instruments (pledged) and assets held under agreements to sell (repledged) - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Treasury Instruments [Abstract]
Financial assets unpledged as collateral, treasuries and other instruments	$ 221.6	$ 609.7
Treasury instruments (current)	138.5	556.2
Treasury instruments (non-current)	$ 83.1	$ 53.5